Financial risk management activities - Fair value of financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	$ 38	$ 48	$ 12
Borrowings	2,135	2,239	$ 1,983
Level 2
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	435	506
Level 2 | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	396	501
Level 2 | Zero cost collar contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	33	15
Level 2 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	435	506
Level 2 | Recurring fair value measurement | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	396	501
Level 2 | Recurring fair value measurement | Zero cost collar contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	33	15
Level 1 | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,739	1,738
Level 1 | Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	27	0
Level 1 | Recurring fair value measurement | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,594	1,567
Level 1 | Recurring fair value measurement | Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	27	0
Gramalote | Level 3
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	24	22
Gramalote | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	24	22
Mponeng | Level 3
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	14	26
Mponeng | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	$ 14	$ 26